Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 6.3%
Axon Enterprise, Inc.
(a) (b)
................ 478,862 $ 396,469,004
BWX Technologies, Inc. ................ 104,747 15,089,853
HEICO Corp.
(a)
...................... 272,465 89,368,520
HEICO Corp. , Class A .................. 481,377 124,556,299
Howmet Aerospace, Inc.
(a)
............... 2,415,167 449,535,034
Karman Holdings, Inc.
(a) (b)
............... 171,746 8,650,846
Leonardo DRS, Inc. ................... 193,769 9,006,383
Loar Holdings, Inc.
(a) (b)
.................. 250,677 21,600,837
Rocket Lab Corp.
(b)
................... 2,512,939 89,887,828
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 77,731 2,965,437
StandardAero, Inc.
(b)
................... 84,126 2,662,588
1,209,792,629
Banks — 0.1%
Pinnacle Financial Partners, Inc. ........... 33,874 3,740,028
Popular, Inc. ........................ 38,929 4,290,365
Western Alliance Bancorp ............... 144,925 11,301,252
19,331,645
Beverages — 0.3%
Celsius Holdings, Inc.
(a) (b)
................ 1,055,324 48,956,480
Coca-Cola Consolidated, Inc. ............. 47,278 5,278,589
54,235,069
Biotechnology — 4.1%
(b)
Alnylam Pharmaceuticals, Inc.
(a)
........... 801,242 261,277,004
Apellis Pharmaceuticals, Inc. ............. 719,391 12,452,658
Exact Sciences Corp.
(a)
................. 67,952 3,610,969
Exelixis, Inc.
(a)
....................... 1,400,756 61,738,321
Halozyme Therapeutics, Inc. ............. 786,588 40,918,308
Incyte Corp. ........................ 266,478 18,147,152
Insmed, Inc. ........................ 1,074,084 108,095,814
Ionis Pharmaceuticals, Inc.
(a)
............. 926,964 36,624,348
Natera, Inc.
(a)
....................... 833,481 140,808,280
Neurocrine Biosciences, Inc. ............. 531,871 66,850,866
Sarepta Therapeutics, Inc. ............... 500,835 8,564,278
Summit Therapeutics, Inc.
(a)
.............. 760,972 16,193,484
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 580,381 21,102,653
Viking Therapeutics, Inc.
(a)
............... 54,872 1,454,108
797,838,243
Broadline Retail — 1.3%
(b)
Coupang, Inc. , Class A ................. 7,970,287 238,789,798
Etsy, Inc.
(a)
......................... 383,549 19,238,818
258,028,616
Building Products — 1.1%
AAON, Inc.
(a)
........................ 436,312 32,178,010
Armstrong World Industries, Inc. ........... 81,028 13,162,188
AZEK Co., Inc. (The) , Class A
(b)
........... 588,166 31,966,822
Carlisle Cos., Inc. .................... 33,281 12,427,126
Lennox International, Inc. ............... 205,946 118,056,485
Simpson Manufacturing Co., Inc.
(a)
......... 23,929 3,716,413
211,507,044
Capital Markets — 6.3%
Ameriprise Financial, Inc. ............... 557,194 297,391,154
Ares Management Corp. , Class A .......... 1,208,628 209,334,370
Bank of New York Mellon Corp. (The) ....... 333,727 30,405,867
Blue Owl Capital, Inc. , Class A ............ 3,919,253 75,288,850
Coinbase Global, Inc. , Class A
(b)
........... 129,277 45,310,296
FactSet Research Systems, Inc. ........... 15,882 7,103,701
Freedom Holding Corp.
(b)
............... 96,355 14,072,648
Hamilton Lane, Inc. , Class A ............. 169,780 24,129,133
Houlihan Lokey, Inc. , Class A ............. 132,351 23,816,562
Security
Shares
Shares Value
Capital Markets (continued)
Jefferies Financial Group, Inc. ............ 240,071 $ 13,129,483
Lazard, Inc. ........................ 136,773 6,562,368
LPL Financial Holdings, Inc. .............. 511,869 191,935,519
Morningstar, Inc. ..................... 102,456 32,164,012
MSCI, Inc. ......................... 237,633 137,052,456
Robinhood Markets, Inc. , Class A
(b)
......... 635,971 59,545,965
TPG, Inc. , Class A .................... 780,082 40,915,301
Tradeweb Markets, Inc. , Class A
(a)
......... 62,814 9,195,970
XP, Inc. , Class A ..................... 229,909 4,644,162
1,221,997,817
Commercial Services & Supplies — 0.9%
RB Global, Inc. ...................... 74,785 7,941,419
Rollins, Inc. ......................... 1,801,692 101,651,463
Tetra Tech, Inc. ...................... 321,501 11,561,176
Veralto Corp. ........................ 607,358 61,312,790
182,466,848
Communications Equipment — 0.1%
Lumentum Holdings, Inc.
(b)
.............. 35,278 3,353,527
Ubiquiti, Inc. ........................ 27,606 11,364,010
14,717,537
Construction & Engineering — 2.4%
Comfort Systems USA, Inc. .............. 223,308 119,739,983
EMCOR Group, Inc. ................... 98,091 52,467,895
MasTec, Inc.
(b)
....................... 86,720 14,779,689
Quanta Services, Inc. .................. 732,396 276,904,280
WillScot Holdings Corp. ................ 290,736 7,966,166
471,858,013
Construction Materials — 0.0%
Eagle Materials, Inc. ................... 14,364 2,903,108
Consumer Finance — 0.2%
Ally Financial, Inc. .................... 208,708 8,129,177
Credit Acceptance Corp.
(a) (b)
.............. 4,614 2,350,510
SLM Corp. ......................... 188,048 6,166,094
SoFi Technologies, Inc.
(a) (b)
.............. 935,639 17,037,986
33,683,767
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc.
(b)
........ 126,166 13,604,480
Casey's General Stores, Inc. ............. 35,693 18,213,067
Performance Food Group Co.
(b)
........... 123,161 10,772,893
Sprouts Farmers Market, Inc.
(b)
............ 630,342 103,779,507
Sysco Corp. ........................ 1,672,222 126,654,094
273,024,041
Distributors — 0.1%
Pool Corp. ......................... 43,192 12,589,604
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.
(b)
...... 49,267 6,088,908
Duolingo, Inc. , Class A
(a) (b)
............... 241,241 98,913,635
Grand Canyon Education, Inc.
(b)
........... 51,412 9,716,868
H&R Block, Inc. ...................... 143,640 7,884,400
122,603,811
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 1,022,358 47,774,789
Iridium Communications, Inc. ............. 45,991 1,387,549
49,162,338
Electric Utilities — 1.1%
NRG Energy, Inc. ..................... 1,272,202 204,290,197

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.7%
Rockwell Automation, Inc. ............... 59,724 $ 19,838,521
Vertiv Holdings Co. , Class A
(a)
............ 2,442,248 313,609,066
333,447,587
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp. ......................... 62,485 11,159,196
Jabil, Inc.
(a)
......................... 441,854 96,368,358
107,527,554
Entertainment — 3.7%
Liberty Media Corp.-Liberty Formula One , Class
A
(b)
............................ 48,347 4,591,031
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a) (b)
....................... 417,764 43,656,338
Live Nation Entertainment, Inc.
(a) (b)
......... 1,015,915 153,687,621
ROBLOX Corp. , Class A
(b)
............... 3,617,143 380,523,444
Roku, Inc. , Class A
(b)
.................. 108,926 9,573,506
Take-Two Interactive Software, Inc.
(a) (b)
...... 390,392 94,806,697
TKO Group Holdings, Inc. , Class A ......... 190,289 34,623,084
721,461,721
Financial Services — 2.9%
Affirm Holdings, Inc. , Class A
(b)
............ 1,025,261 70,886,546
Block, Inc. , Class A
(b)
.................. 1,294,726 87,950,737
Corpay, Inc.
(a) (b)
...................... 436,642 144,886,548
Equitable Holdings, Inc. ................ 1,476,853 82,851,453
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 426,045 42,225,320
Toast, Inc. , Class A
(a) (b)
................. 2,902,689 128,560,096
UWM Holdings Corp. , Class A ............ 228,565 946,259
WEX, Inc.
(a) (b)
........................ 19,647 2,885,948
561,192,907
Food Products — 0.2%
Darling Ingredients, Inc.
(b)
............... 115,240 4,372,206
Freshpet, Inc.
(b)
...................... 83,295 5,660,728
Hershey Co. (The) .................... 113,406 18,819,726
28,852,660
Ground Transportation — 0.3%
Avis Budget Group, Inc.
(b)
............... 37,757 6,382,821
Lyft, Inc. , Class A
(b)
.................... 417,112 6,573,685
Old Dominion Freight Line, Inc. ........... 67,121 10,893,738
U-Haul Holding Co. , NVS
(a)
.............. 252,466 13,726,576
U-Haul Holding Co.
(a) (b)
................. 21,950 1,329,292
XPO, Inc.
(a) (b)
........................ 154,913 19,563,963
58,470,075
Health Care Equipment & Supplies — 4.3%
Dexcom, Inc.
(a) (b)
..................... 2,509,983 219,096,416
IDEXX Laboratories, Inc.
(a) (b)
............. 518,042 277,846,646
Inspire Medical Systems, Inc.
(a) (b)
.......... 185,205 24,034,053
Insulet Corp.
(a) (b)
...................... 450,114 141,416,817
Masimo Corp.
(a) (b)
..................... 289,312 48,668,065
Penumbra, Inc.
(a) (b)
.................... 240,078 61,611,217
ResMed, Inc. ....................... 221,588 57,169,704
829,842,918
Health Care Providers & Services — 3.0%
Cardinal Health, Inc. ................... 779,210 130,907,280
Cencora, Inc. ....................... 1,175,420 352,449,687
Chemed Corp. ....................... 8,014 3,902,257
DaVita, Inc.
(a) (b)
...................... 245,478 34,968,341
Molina Healthcare, Inc.
(a) (b)
............... 188,853 56,259,309
578,486,874
Security
Shares
Shares Value
Health Care Technology — 1.4%
(b)
Doximity, Inc. , Class A ................. 838,198 $ 51,415,065
Veeva Systems, Inc. , Class A ............. 754,367 217,242,609
268,657,674
Hotels, Restaurants & Leisure — 13.1%
Carnival Corp.
(b)
...................... 2,140,221 60,183,015
Cava Group, Inc.
(a) (b)
................... 646,492 54,454,021
Choice Hotels International, Inc.
(a)
.......... 54,482 6,912,676
Churchill Downs, Inc. .................. 356,244 35,980,644
Darden Restaurants, Inc. ............... 712,363 155,273,763
Domino's Pizza, Inc. ................... 62,365 28,101,669
DraftKings, Inc. , Class A
(a) (b)
.............. 3,085,096 132,319,767
Dutch Bros, Inc. , Class A
(a) (b)
............. 742,385 50,756,862
Expedia Group, Inc. ................... 776,771 131,025,732
Flutter Entertainment plc
(a) (b)
.............. 930,471 265,891,393
Hilton Worldwide Holdings, Inc.
(a)
.......... 1,497,301 398,791,148
Las Vegas Sands Corp. ................ 2,056,096 89,460,737
Light & Wonder, Inc. , Class A
(a) (b)
.......... 531,270 51,140,050
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 2,562,570 51,968,920
Planet Fitness, Inc. , Class A
(a) (b)
........... 538,644 58,739,128
Restaurant Brands International, Inc. ........ 1,323,957 87,765,110
Royal Caribbean Cruises Ltd. ............ 1,576,190 493,568,137
Texas Roadhouse, Inc. ................. 424,914 79,633,133
Travel + Leisure Co. ................... 132,311 6,828,571
Vail Resorts, Inc. ..................... 188,122 29,559,610
Viking Holdings Ltd.
(a) (b)
................. 1,304,805 69,533,058
Wendy's Co. (The) .................... 485,017 5,538,894
Wingstop, Inc. ....................... 178,293 60,038,385
Wyndham Hotels & Resorts, Inc. .......... 436,545 35,451,820
Yum! Brands, Inc. .................... 601,278 89,097,374
2,528,013,617
Household Durables — 0.5%
SharkNinja, Inc.
(b)
..................... 79,278 7,847,729
Somnigroup International, Inc.
(a)
........... 1,297,737 88,311,003
TopBuild Corp.
(a) (b)
.................... 13,689 4,431,677
100,590,409
Independent Power and Renewable Electricity Producers — 2.2%
Vistra Corp.
(a)
....................... 2,171,783 420,913,263
Insurance — 0.9%
Brown & Brown, Inc. ................... 187,240 20,759,299
Everest Group Ltd. .................... 37,917 12,886,092
Kinsale Capital Group, Inc.
(a)
............. 142,091 68,757,835
Markel Group, Inc.
(a) (b)
.................. 16,316 32,588,926
RLI Corp. .......................... 32,875 2,374,232
Ryan Specialty Holdings, Inc. , Class A ....... 673,912 45,819,277
183,185,661
Interactive Media & Services — 1.0%
(b)
Pinterest, Inc. , Class A
(a)
................ 1,883,104 67,528,109
Reddit, Inc. , Class A ................... 750,168 112,952,796
Trump Media & Technology Group Corp.
(a)
.... 360,147 6,497,052
186,977,957
IT Services — 4.2%
(b)
Cloudflare, Inc. , Class A
(a)
............... 1,980,986 387,936,488
Gartner, Inc. ........................ 480,945 194,407,588
Globant SA ......................... 26,600 2,416,344
GoDaddy, Inc. , Class A ................. 882,367 158,879,002
Kyndryl Holdings, Inc. .................. 107,231 4,499,413
MongoDB, Inc. , Class A ................ 48,851 10,258,221
Okta, Inc. , Class A
(a)
................... 416,550 41,642,504
Twilio, Inc. , Class A ................... 158,039 19,653,730
819,693,290

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.8%
(b)
Medpace Holdings, Inc.
(a)
............... 147,943 $ 46,433,390
Repligen Corp.
(a)
..................... 42,460 5,281,175
Sotera Health Co. .................... 86,457 961,402
Tempus AI, Inc. ...................... 535,263 34,010,611
Waters Corp.
(a)
...................... 199,910 69,776,586
156,463,164
Machinery — 0.1%
Allison Transmission Holdings, Inc. ......... 91,613 8,702,319
RBC Bearings, Inc.
(b)
.................. 41,024 15,786,035
24,488,354
Media — 1.2%
DoubleVerify Holdings, Inc.
(b)
............. 419,478 6,279,585
Liberty Broadband Corp. , Class A
(a) (b)
........ 26,009 2,544,200
Liberty Broadband Corp. , Class C, NVS
(b)
.... 152,196 14,973,043
Nexstar Media Group, Inc. ............... 10,844 1,875,470
Trade Desk, Inc. (The) , Class A
(b)
.......... 2,864,615 206,223,634
231,895,932
Metals & Mining — 0.2%
Anglogold Ashanti plc .................. 400,396 18,246,046
Carpenter Technology Corp. ............. 55,222 15,262,256
Steel Dynamics, Inc. ................... 90,032 11,524,996
45,033,298
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc. .................. 637,345 155,206,254
HF Sinclair Corp. ..................... 101,884 4,185,395
Phillips 66 .......................... 187,096 22,320,553
Targa Resources Corp. ................. 1,378,639 239,993,477
Texas Pacific Land Corp. ................ 123,431 130,391,274
552,096,953
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(b)
................. 143,244 7,087,713
American Airlines Group, Inc.
(a) (b)
.......... 295,217 3,312,335
Southwest Airlines Co. ................. 354,906 11,513,151
21,913,199
Pharmaceuticals — 0.2%
Corcept Therapeutics, Inc.
(b)
............. 609,154 44,711,904
Professional Services — 3.6%
Booz Allen Hamilton Holding Corp. ......... 801,787 83,490,080
Broadridge Financial Solutions, Inc. ........ 679,620 165,168,048
Dayforce, Inc.
(a) (b)
..................... 91,213 5,052,288
Equifax, Inc. ........................ 137,929 35,774,645
ExlService Holdings, Inc.
(b)
.............. 1,024,894 44,880,108
KBR, Inc. .......................... 66,636 3,194,530
Paychex, Inc. ....................... 648,276 94,298,227
Paycom Software, Inc. ................. 180,022 41,657,091
Paylocity Holding Corp.
(b)
............... 265,346 48,078,042
Verisk Analytics, Inc. ................... 539,218 167,966,407
689,559,466
Real Estate Management & Development — 0.4%
(b)
CBRE Group, Inc. , Class A .............. 212,714 29,805,486
CoStar Group, Inc.
(a)
................... 334,358 26,882,383
Jones Lang LaSalle, Inc. ................ 81,534 20,854,766
77,542,635
Residential REITs — 0.1%
Sun Communities, Inc. ................. 155,948 19,725,862
UDR, Inc. .......................... 122,913 5,018,538
24,744,400
Security
Shares
Shares Value
Retail REITs — 0.4%
Simon Property Group, Inc. .............. 461,568 $ 74,201,672
Semiconductors & Semiconductor Equipment — 2.1%
Astera Labs, Inc.
(a) (b)
................... 919,245 83,118,133
Enphase Energy, Inc.
(a) (b)
................ 826,640 32,776,276
Entegris, Inc. ........................ 158,886 12,814,156
Lattice Semiconductor Corp.
(a) (b)
........... 749,643 36,725,011
MACOM Technology Solutions Holdings, Inc.
(b)
. 101,763 14,581,620
Monolithic Power Systems, Inc. ........... 297,126 217,312,014
Onto Innovation, Inc.
(b)
................. 69,335 6,997,981
404,325,191
Software — 9.8%
Appfolio, Inc. , Class A
(a) (b)
............... 142,200 32,745,816
Bentley Systems, Inc. , Class B ............ 1,010,438 54,533,339
Confluent, Inc. , Class A
(a) (b)
.............. 1,796,340 44,782,756
Datadog, Inc. , Class A
(a) (b)
............... 1,980,358 266,021,490
DocuSign, Inc.
(b)
..................... 974,196 75,880,126
Dropbox, Inc. , Class A
(a) (b)
............... 355,957 10,180,370
Dynatrace, Inc.
(b)
..................... 1,884,880 104,064,225
Elastic NV
(b)
........................ 581,994 49,079,554
Fair Isaac Corp.
(a) (b)
................... 125,749 229,864,142
Gen Digital, Inc. ...................... 383,040 11,261,376
Gitlab, Inc. , Class A
(a) (b)
................. 853,267 38,490,874
Guidewire Software, Inc.
(b)
............... 537,526 126,560,497
HubSpot, Inc.
(b)
...................... 326,412 181,690,712
Manhattan Associates, Inc.
(b)
............. 384,806 75,987,641
nCino, Inc.
(a) (b)
....................... 96,877 2,709,650
Nutanix, Inc. , Class A
(a) (b)
................ 409,016 31,265,183
Pegasystems, Inc.
(a)
................... 188,534 10,205,345
Procore Technologies, Inc.
(a) (b)
............ 735,548 50,326,194
PTC, Inc.
(a) (b)
........................ 90,099 15,527,662
RingCentral, Inc. , Class A
(b)
.............. 529,470 15,010,475
Rubrik, Inc. , Class A
(a) (b)
................. 376,626 33,741,923
Samsara, Inc. , Class A
(a) (b)
............... 1,722,146 68,506,968
SentinelOne, Inc. , Class A
(a) (b)
............ 1,357,727 24,819,250
Teradata Corp.
(b)
..................... 153,632 3,427,530
Tyler Technologies, Inc.
(a) (b)
.............. 229,142 135,844,543
Unity Software, Inc.
(a) (b)
................. 119,931 2,902,330
Zscaler, Inc.
(b)
....................... 626,775 196,769,743
1,892,199,714
Specialized REITs — 0.4%
Lamar Advertising Co. , Class A ........... 562,439 68,257,597
Specialty Retail — 4.2%
Burlington Stores, Inc.
(a) (b)
............... 403,434 93,854,886
Carvana Co. , Class A
(a) (b)
................ 824,346 277,771,628
Chewy, Inc. , Class A
(b)
................. 1,342,559 57,219,865
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 220,278 16,732,317
Lithia Motors, Inc. , Class A .............. 18,442 6,230,076
Murphy USA, Inc.
(a)
................... 115,436 46,959,365
RH
(a) (b)
............................ 16,449 3,109,026
Ross Stores, Inc. ..................... 413,297 52,728,431
Tractor Supply Co. .................... 3,412,616 180,083,746
Ulta Beauty, Inc.
(a) (b)
................... 73,142 34,217,290
Valvoline, Inc.
(a) (b)
..................... 722,668 27,367,437
Wayfair, Inc. , Class A
(b)
................. 107,187 5,481,543
Williams-Sonoma, Inc. ................. 114,994 18,786,570
820,542,180
Technology Hardware, Storage & Peripherals — 1.2%
NetApp, Inc. ........................ 514,772 54,848,957
Pure Storage, Inc. , Class A
(a) (b)
............ 1,709,140 98,412,281
Super Micro Computer, Inc.
(a) (b)
............ 1,510,946 74,051,463
227,312,701

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 2.0%
Birkenstock Holding plc
(b)
............... 103,518 $ 5,091,015
Deckers Outdoor Corp.
(a) (b)
............... 970,011 99,979,034
Lululemon Athletica, Inc.
(b)
............... 389,401 92,513,890
On Holding AG , Class A
(a) (b)
.............. 1,414,042 73,600,886
Ralph Lauren Corp. , Class A ............. 19,905 5,459,543
Tapestry, Inc. ........................ 1,217,632 106,920,266
383,564,634
Trading Companies & Distributors — 3.4%
Core & Main, Inc. , Class A
(a) (b)
............ 707,310 42,686,158
Fastenal Co. ........................ 6,052,269 254,195,298
Ferguson Enterprises, Inc. ............... 74,958 16,322,104
FTAI Aviation Ltd. ..................... 653,874 75,221,665
SiteOne Landscape Supply, Inc.
(a) (b)
......... 91,223 11,032,510
WW Grainger, Inc. .................... 242,799 252,569,232
652,026,967
Total Long-Term Investments — 99 .7%
(Cost: $ 16,312,968,483 ) ............................ 19,258,224,455
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(c) (d) (e)
................. 1,087,135,197 $ 1,087,570,051
Total Short-Term Securities — 5 .6%
(Cost: $ 1,087,168,543 ) ............................ 1,087,570,051
Total Investments — 105 .3%
(Cost: $ 17,400,137,026 ) ............................ 20,345,794,506
Liabilities in Excess of Other Assets — (5.3) % ............. (1,027,162,733)
Net Assets — 100.0% ...............................
$ 19,318,631,773
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 803,381,952 $ 284,261,101
(a)
$ — $ (5,664) $ (67,338) $ 1,087,570,051 1,087,135,197 $ 356,891
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(c)
............. 19,617,581 — (19,617,581)
(a)
— — — — 276,465 —
$ (5,664) $ (67,338) $ 1,087,570,051 $ 633,356 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 17 09/19/25 $ 7,784 $ 22,539
Russell 2000 E-Mini Index .................................................... 73 09/19/25 8,000 (1,057)
$ 21,482
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 19,258,224,455 $ — $ — $ 19,258,224,455
Short-Term Securities
Money Market Funds ...................................... 1,087,570,051 — — 1,087,570,051
$ 20,345,794,506 $ — $ — $ 20,345,794,506
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 22,539 $ — $ — $ 22,539
Liabilities
Equity contracts ........................................... (1,057) — — (1,057)
$ 21,482 $ — $ — $ 21,482
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust